CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Operating costs	$ 235,113	$ 145,130			$ 904,875		$ 678,487
Loss from operations	(235,113)	(145,130)			(904,875)		(678,487)
Other income:
Interest income on marketable securities held in Trust Account	4,136	869,270			1,261,596		1,016,670
Change in fair value of warrant liabilities	(850,001)	5,125,000	$ (333,333)	$ 2,616,667	2,183,333	$ (2,408,333)	(20,650,000)	$ 2,218,333
Income (loss) before income taxes	(1,080,978)	5,849,140			2,540,054		(20,311,817)
Provision for income taxes		(152,069)			(208,612)		(210,465)	(208,612)
Net (loss) income	$ (1,080,978)	$ 5,697,071	$ (205,197)	$ 3,182,756	$ 2,331,442	$ (1,942,399)	$ (20,522,282)	$ 2,331,442
Basic and diluted weighted average shares outstanding, common stock subject to possible redemption	22,480,341	25,070,806			24,387,850		24,689,816.00	24,387,850
Basic and diluted net income per share, Common stock subject to possible redemption		$ 0.02			$ 0.03		$ 0.02
Weighted average shares outstanding, basic and diluted, common stock	11,894,659	8,194,073	6,444,901	8,202,967	8,025,569	8,208,043	9,685,184	8,025,569
Net loss (income) per share basic and diluted, common stock	$ (0.09)	$ 0.62	$ (0.05)	$ 0.30	$ 0.19	$ (0.32)	$ (2.17)	$ 0.19